DELAWARE POOLED TRUST

The Emerging Markets Portfolio
(the "Portfolio")

Supplement to the Portfolio's Prospectus dated February 28, 2007

On October 17, 2007, Mellon Bank, N.A. became the Portfolio's custodian.

The following paragraph replaces the information in the section entitled "Management of the Fund - Custodian Bank" on page 71 of the Portfolio's prospectus.

Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, serves as custodian for each Portfolio.

Please keep this Supplement for future reference.

This Supplement is dated October 19, 2007.